Shareholder Report, Holdings (Details) - C000127983	Jun. 30, 2026
NVIDIA9381792
Holdings [Line Items]
Percent of Total Investments	9.50%
Alphabet9381713
Holdings [Line Items]
Percent of Total Investments	9.00%
Microsoft9381790
Holdings [Line Items]
Percent of Total Investments	7.10%
Apple9381719
Holdings [Line Items]
Percent of Total Investments	7.00%
Amazon.com9381716
Holdings [Line Items]
Percent of Total Investments	6.60%
Taiwan Semiconductor Manufacturing9381703
Holdings [Line Items]
Percent of Total Investments	5.20%
Visa9381812
Holdings [Line Items]
Percent of Total Investments	3.00%
Mastercard9381783
Holdings [Line Items]
Percent of Total Investments	2.70%
Meta Platforms9381788
Holdings [Line Items]
Percent of Total Investments	2.70%
ASML Holding9381696
Holdings [Line Items]
Percent of Total Investments	2.70%
Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
United States
Holdings [Line Items]
Percent of Net Asset Value	85.90%